1. Nature of Operations and Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Entity Incorporation, Date of Incorporation	Oct. 30, 1997
Entity Information, Former Legal or Registered Name	3430502 Canada Ltd.
Revenues	$ 0
Dividends	0
Total stockholders' deficit	(475,523)	$ (321,141)	$ (227,194)
Accumulated deficit	$ (27,559,327)	$ (27,000,353)	$ (26,069,063)